Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Own Balances	$ 222,808		$ 247,833
Merchant Clients Funds	313,352		220,259
Total	$ 536,160	$ 536,160	$ 468,092	$ 336,197	$ 111,733